                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21924
                                                     ---------

                        Oppenheimer Transition 2030 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                       Date of reporting period: 5/31/2012
                                                 ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

                                                                 Shares         Value
                                                              -----------   ------------
INVESTMENT COMPANIES--100.3%(1)
DOMESTIC EQUITY FUNDS--47.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                      527,437   $  25,084,925
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y              438,187       9,543,719
Oppenheimer Value Fund, Cl. Y                                   1,552,264      32,954,561
                                                                            -------------
                                                                               67,583,205

DOMESTIC FIXED INCOME FUNDS--11.4%
Oppenheimer Champion Income Fund, Cl. Y                           777,333       1,383,653
Oppenheimer Core Bond Fund, Cl. Y                               1,307,022       8,861,609
Oppenheimer Limited-Term Government Fund, Cl. Y                   640,901       5,986,015
                                                                            -------------
                                                                               16,231,277

FOREIGN EQUITY FUNDS--36.5%
Oppenheimer Developing Markets Fund, Cl. Y                        255,796       7,586,906
Oppenheimer International Growth Fund, Cl. Y                    1,114,122      28,744,343
Oppenheimer International Small Company Fund, Cl. Y               139,470       2,630,409
Oppenheimer International Value Fund, Cl. Y                     1,049,819      12,996,755
                                                                            -------------
                                                                               51,958,413

FOREIGN FIXED INCOME FUND--3.9%
Oppenheimer International Bond Fund, Cl. Y                        898,879       5,564,059
                                                                            -------------

MONEY MARKET FUND--1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%(2)    1,417,167       1,417,167
                                                                            -------------


TOTAL INVESTMENTS, AT VALUE (COST $128,828,518)                     100.3%    142,754,121
                                                                            -------------

Liabilities in Excess of Other Assets                                (0.3)       (387,754)
                                                              -----------   -------------
Net Assets                                                          100.0%  $ 142,366,367
                                                              ===========   =============

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES         GROSS       GROSS       SHARES
                                                       FEBRUARY 29, 2012  ADDITIONS  REDUCTIONS  MAY 31, 2012
                                                       -----------------  ---------  ----------  ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   526,507       15,775      14,845       527,437
Oppenheimer Champion Income Fund, Cl. Y                        760,027       40,988      23,682       777,333
Oppenheimer Core Bond Fund, Cl. Y                            1,289,673       57,068      39,719     1,307,022
Oppenheimer Developing Markets Fund, Cl. Y                     255,341        8,286       7,831       255,796
Oppenheimer Institutional Money Market Fund, Cl. E           1,414,501       45,543      42,877     1,417,167
Oppenheimer International Bond Fund, Cl. Y                     887,389       39,680      28,190       898,879
Oppenheimer International Growth Fund, Cl. Y                 1,112,107       34,481      32,466     1,114,122
Oppenheimer International Small Company Fund, Cl. Y            139,206        4,391       4,127       139,470
Oppenheimer International Value Fund, Cl. Y                  1,047,852       34,442      32,475     1,049,819

                      1 | Oppenheimer Transition 2030 Fund

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)


Oppenheimer Limited-Term Government Fund, Cl. Y                636,002       24,401      19,502       640,901
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y           437,454       13,246      12,513       438,187
Oppenheimer Value Fund, Cl. Y                                1,549,417       48,924      46,077     1,552,264

                                                                                    REALIZED
                                                           VALUE        INCOME     GAIN (LOSS)
                                                      --------------  ---------  -------------
Oppenheimer Capital Appreciation Fund, Cl. Y          $   25,084,925  $      --  $     (3,709)
Oppenheimer Champion Income Fund, Cl. Y                    1,383,653     26,461        (3,708)
Oppenheimer Core Bond Fund, Cl. Y                          8,861,609     99,810           425
Oppenheimer Developing Markets Fund, Cl. Y                 7,586,906         --       (18,423)
Oppenheimer Institutional Money Market Fund, Cl. E         1,417,167        785            --
Oppenheimer International Bond Fund, Cl. Y                 5,564,059     59,685        (8,479)
Oppenheimer International Growth Fund, Cl. Y              28,744,343         --       (15,055)
Oppenheimer International Small Company Fund, Cl. Y        2,630,409         --       (13,193)
Oppenheimer International Value Fund, Cl. Y               12,996,755         --      (103,538)
Oppenheimer Limited-Term Government Fund, Cl. Y            5,986,015     35,609          (894)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y       9,543,719         --        (4,069)
Oppenheimer Value Fund, Cl. Y                             32,954,561         --       (22,415)
                                                      --------------  ---------  ------------
                                                      $  142,754,121  $ 222,350    $ (193,058)
                                                      ==============  =========  ============

2.   Rate shown is the 7-day yield as of May 31, 2012.

NOTES TO STATEMENT OF INVESTMENTS

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

                      2 | Oppenheimer Transition 2030 Fund

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

Valuation Methods and inputs

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of May 31, 2012 based on valuation input level:

                                                                         LEVEL 3--
                                      LEVEL 1--          LEVEL 2--      SIGNIFICANT
                                     UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                    -------------   -----------------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies                $ 142,754,121   $              --   $         --   $ 142,754,121
                                    -------------   -----------------   ------------   -------------
Total Assets                        $ 142,754,121   $              --   $         --   $ 142,754,121
                                    -------------   -----------------   ------------   -------------

                      3 | Oppenheimer Transition 2030 Fund

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS May 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $     134,696,586
                                    =================
Gross unrealized appreciation       $      10,201,543
Gross unrealized depreciation              (2,144,008)
                                    -----------------
Net unrealized appreciation         $       8,057,535
                                    =================

                      4 | Oppenheimer Transition 2030 Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2012, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2030 Fund

By:   /s/ William F. Glavin, Jr.
      -----------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 7/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William F. Glavin, Jr.
      -----------------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 7/10/2012

By:   /s/ Brian W. Wixted
      -----------------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 7/10/2012